UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 06685

John Hancock Patriot Global Dividend Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2005
ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Global Dividend Fund

10.31.2005 **Quarterly Portfolio Holdings**

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on
October 31, 2005 (unaudited)

Issuer		Shares	Value
Common stocks 31.64%			$54,691,160
(Cost $52,214,962)

Electric Utilities 2.55%			4,398,752

Cinergy Corp.		50,000	1,995,000
Great Plains Energy, Inc.		10,750	308,632
Progress Energy, Inc.		48,000	2,092,320
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)		35,000	2,800
Gas Utilities 1.37%			2,376,090

Atmos Energy Corp.		10,500	276,150
Peoples Energy Corp.		56,450	2,099,940
Integrated Telecommunication Services 1.85%			3,196,445

SBC Communications, Inc.		94,850	2,262,173
Verizon Communications, Inc.		29,650	934,272
Multi-Utilities & Unregulated Power 25.87%			44,719,873

Alliant Energy Corp.		118,420	3,132,209
Ameren Corp.		30,000	1,578,000
CH Energy Group, Inc.		120,900	5,627,895
Dominion Resources, Inc.		47,500	3,613,800
DTE Energy Co.		116,900	5,050,080
Duke Energy Corp.		58,000	1,535,840
Energy East Corp.		194,000	4,626,900
KeySpan Corp.		102,000	3,526,140
NiSource, Inc.		44,000	1,040,600
NSTAR		158,000	4,297,600
Public Service Enterprise Group, Inc.		16,000	1,006,240
Sierra Pacific Resources (I)		108,900	1,410,255
TECO Energy, Inc.		143,700	2,486,010
WPS Resources Corp.		60,400	3,295,424
Xcel Energy, Inc.		136,000	2,492,880
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 67.71%			$117,024,470
(Cost $115,531,020)

Agricultural Products 2.13%			3,687,187

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	45,000	3,687,187
Broadcasting & Cable TV 1.40%			2,423,792

Shaw Communications, Inc., 8.50% (Canada)	B+	95,200	2,423,792

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on
October 31, 2005 (unaudited)

Consumer Finance 2.86%			4,945,920

SLM Corp., 6.97%, Ser A	BBB+	92,000	4,945,920
Diversified Banks 2.69%			4,647,645

Bank of America Corp., 6.75%, Depositary Shares, Ser VI	A	77,100	3,997,635
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)	A	28,200	650,010
Electric Utilities 17.37%			30,022,741

Alabama Power Co., 5.20%	BBB+	220,000	5,170,000
Central Illinois Light Co., 4.64%	Baa2	7,460	663,241
Central Maine Power Co., 4.75% (G)	Baa2	11,015	903,230
Connecticut Light & Power Co., 3.90%, Ser 1949	Baa3	27,255	927,523
Duquesne Light Co., 6.50%	BB+	100,000	5,100,000
Entergy Mississippi, Inc., 6.25%	BB+	120,000	2,992,500
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	675,000
Interstate Power & Light Co., 8.375%, Ser B	BBB-	36,800	1,214,400
Massachusetts Electric Co., 4.76%	BBB+	6,166	593,285
Northern Indiana Public Service Co., 7.50%	BB+	22,845	2,328,762
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)	CCC+	220,800	5,464,800
Southern California Edison Co., 6.125%	BBB-	40,000	3,990,000
Gas Utilities 1.61%			2,776,200

Southern Union Co., 7.55%	BB+	105,000	2,776,200
Integrated Oil & Gas 0.58%			1,000,000

Coastal Finance I, 8.375%	CCC	40,000	1,000,000
Integrated Telecommunication Services 0.00%			1,393

Touch America Holdings, Inc., $6.875 (B)(G)(H)	D	13,928	1,393
Investment Banking & Brokerage 9.24%			15,967,140

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G	BBB	56,000	2,758,000
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB	91,000	4,504,500
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	147,950	7,323,525
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	28,100	1,381,115
Life & Health Insurance 3.06%			5,289,900

MetLife, Inc., 6.50%, Ser B	BBB	210,000	5,289,900
Multi-Utilities & Unregulated Power 6.95%			12,014,630

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	10,000	1,044,063
Energy East Capital Trust I, 8.25%	BBB-	55,700	1,414,223
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	40,000	3,240,000
Public Service Electric & Gas Co., 6.92%	BB+	7,000	730,407
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,585,937
Oil & Gas Exploration & Production 10.16%			17,566,929

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BBB-	52,300	5,102,519
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	48,075	4,833,042

John Hancock
Patriot Global Dividend Fund
Securities owned by the Fund on
October 31, 2005 (unaudited)
Devon Energy Corp., 6.49%, Ser A		BB+	50,000	5,137,500
Nexen, Inc., 7.35% (Canada)		BB+	96,400	2,493,868
Other Diversified Financial Services 4.28%				7,392,600

Citigroup, Inc., 6.231%, Depositary Shares, Ser H		A	85,200	4,302,600
JPMorgan Chase & Co., 6.625%, Depositary Shares, Ser H		A-	60,000	3,090,000
Regional Banks 3.04%				5,248,393

HSBC USA, Inc., $2.8575 (G)		A1	108,550	5,248,393
Trucking 2.34%				4,040,000

AMERCO, 8.50%, Ser A		CCC+	160,000	4,040,000
	Interest		Par value
Issuer, maturity date	rate (%)		($000)	Value
Short-term investments 0.65%				$1,117,000
(Cost $1,117,000)

Commercial Paper 0.65%				1,117,000

ChevronTexaco Funding Corp., 11-01-05	3.850		1,117	1,117,000

Total investments 100.00%				$172,832,630

John Hancock Patriot Global Dividend Fund Footnotes to Schedule of Investments October 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)	Non-income-producing security.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,687,187 or 2.13% of the Fund's total investments as of October 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on October 31, 2005, including short-term investments, was $168,862,982. Gross unrealized appreciation and depreciation of investments aggregated $9,647,132 and $5,677,484, respectively, resulting in net unrealized appreciation of $3,969,648.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Global Dividend Fund.

P40Q1 10/05
12/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Global Dividend Fund

By:	/s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	December 21, 2005

By:	/s/John G. Vrysen
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date:	December 21, 2005